NOTES RECEIVABLE (10K) (Details)					12 Months Ended
	Jan. 22, 2014 USD ($) InvestorNote	Dec. 31, 2012 USD ($)	Nov. 30, 2012 USD ($)	Oct. 05, 2012 USD ($)	Dec. 31, 2014 USD ($) PromissoryNote	Dec. 31, 2013 USD ($) InvestorNote	Dec. 31, 2012 USD ($) PromissoryNote	Sep. 30, 2015 USD ($)
Information relating to convertible notes payable [Abstract]
Initial principal amount								$ 382,580
June 2012 Note [Member]
Information relating to convertible notes payable [Abstract]
Initial principal amount					$ 2,210,000
Secured Convertible Note [Member] | June 2012 Note [Member]
Information relating to convertible notes payable [Abstract]
Purchase price paid in the form of promissory notes					$ 1,500,000		$ 1,500,000
Number of promissory notes issued under purchase agreement | PromissoryNote					6		6
Principal amount of promissory notes		$ 250,000			$ 250,000		$ 250,000
Payment received		$ 50,000	$ 100,000	$ 100,000
Notes receivable and accrued interest						$ 777,710
Notes receivable	$ 687,500					687,500
Accrued interest	$ 94,456					$ 90,210
Number of investor notes | InvestorNote	3					3